AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED APRIL 2, 2015
TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015
(AS SUPPLEMENTED THROUGH APRIL 1, 2015)

AMERICAN INDEPENDENCE RISK-MANAGED ALLOCATION FUND

 (TICKER SYMBOLS:  RMAIX, AARMX, ACRMX)

At a Board meeting held on March 19, 2015, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a name change of the American Independence Risk-Managed Allocation Fund (the “Fund”). Effective April 30, 2015, the name of the Fund will be changed to the American Independence JAForlines Risk-Managed Allocation Fund. The Fund’s objective and strategies will remain the same as well as the tickers and CUSIP numbers.

Old Name	New Name
American Independence Risk-Managed Allocation Fund	American Independence JAForlines Risk-Managed Allocation Fund

Effective April 30, 2015, throughout the Prospectus and Statement of Additional Information, the name “American Independence Risk-Managed Allocation Fund” shall be replaced with “American Independence JAForlines Risk-Managed Allocation Fund”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE